Derivative financial instruments - Schedule of Derivative Instruments, Gain (Loss) (Details) - Interest rate contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (34,319)	$ (36,721)	$ 69,336
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	109,373	97,788	17,909
Gain recognized in interest expense	$ 75,054	$ 61,067	$ 87,245